36. CONTINGENCIES, RESTRICTIONS AND LAWSUITS	12 Months Ended
Dec. 31, 2018
Contingencies Restrictions And Lawsuits
36. CONTINGENCIES, RESTRICTIONS AND LAWSUITS

1)	Wine Contract: The Company has entered into long term agreements for acquisitions of grapes and wine, with different maturities and the last of these contracts has its maturity in 2029. The estimated amount of these contracts is approximately of ThCh$17,758,370.

Restrictions and Limits for issuance of Public Offer Bonds.

The restrictions or limits to which the Company is subject to the covenants associated with the issuance of public offering bonds in Series J, K, N and Q, detailed as follows:

1)	Series J and K bonds, issued with charge to the line of bonds registered under number 575 in the Security Registry on March 23, 2009 and placed in 2014.

The restrictions or limits to which the Company is subject to are as follows:

a)	Maintaining an Indebtedness Ratio not greater than 1.4 times. For such purposes, Indebtedness Ratio shall be understood as the ratio calculated between Total Liabilities and Equity. Total Liabilities shall be understood as the sum of accounts in the Issuer's Classified Statement of Financial Position referred to as Total Current Liabilities and Total Non-Current Liabilities, which are included in the Issuer's Consolidated Financial Statements. Additionally, this will consider all the debts or obligations of third parties of any nature which are not included in these liabilities reflected in such items and external for the Issuer or its Subsidiaries as the case may be, which are secured with collateral and/or personal guarantees of any type granted by the Issuer or any of its subsidiaries, but not limited to, co-debtor, securities, several guarantees, pledges and mortgages, all of which without recognizing twice those debts or obligations, including performance bonds. The Issuer should send to the Representative, provided such individual requires it, the background allowing the verification of the ratio referred to in this number. Equity shall be understood as the sum of the accounts in the Classified Statement of Financial Position referred to Equity Attributable to Owners of the Parent and Non-Controlling Interests, included in the Issuer's Consolidated Financial Statements. As of December 31, 2018, the Company's Indebtedness Ratio was 1.00 times;

b)	Maintaining at all times during the term of this issuance of Bonds Minimum Equity of UF 5,000,000. Equity shall be understood as the sum of the accounts in the Classified Statement of Financial Position referred to Equity Attributable to Owners of the Parent and Non-Controlling Interests, included in the Issuer's Consolidated Financial Statements. As of December 31, 2018, the Company's Equity amounted to UF 20,775,915;

c)	Maintaining at all times Minimum Finance Cost Coverage Ratio of 2.5 times. The Finance Cost Coverage Ratio should be calculated on the twelve-month period prior to the date of issuance of the Consolidated Financial Statements. For such purposes, Finance Cost Coverage Ratio shall be understood as the ratio between the Gross profit (loss) less distribution costs, administrative expenses and plus depreciation expense and amortization expense, and finance costs. Depreciation expense shall be understood as the Depreciation item included in cost of sales and administrative expenses in the Note on Operating Segments in the Issuer's Consolidated Financial Statements. Amortization expense shall be understood as the item amortization expense presented in the Note on Intangible assets in the Issuer's Consolidated Financial Statements. Finance costs shall be understood as the item presented in the Statement of Income by Function in the Issuer's Consolidated Financial Statements. Gross profit (loss) relates to the account gross profit presented in the Statement of Income in the Issuer's Consolidated Financial Statements. Distribution costs correspond to the account distribution costs presented in the Statement of Income by Function in the Issuer's Consolidated Financial Statements. Administrative expenses relates to the account administrative expenses presented in the Statement of Income by Function in the Issuer's Consolidated Financial Statements. As of December 31 2018, the Company's Finance Cost Coverage Ratio amounted to 7.00 times;

d)	Send to the representative of the bondholders, together with the copies of its quarterly and annual Consolidated Financial Statements, a letter signed by its legal representative, leaving evidence of compliance of the financial ratios defined in letters a), b) and c) above.

e)	Send to the representative of the bondholders a copy of its quarterly and annual Consolidated Financial Statements during the same term in which they should be delivered to the Financial Market Commission (CMF), the financial statement of its Subsidiaries that are regulated by the standards applicable to openly-held shareholders' corporations and all other public information that the Issuer provides to the CMF. In addition, the Company should send a copy of the risk rating reports, no later than within five days after receiving them from the private risk raters;

f)	Recording in its accounting records the provisions arising from adverse contingencies which, in the Issuer's judgment, must be reflected in its or its subsidiaries' Consolidated Financial Statements. The Issuer will ensure that its Subsidiaries comply with the provisions of this letter;

g)	The Issuer commits to ensure that the operations that it conducts with its Subsidiaries or other related parties are conducted under conditions similar to those customarily prevailing in the market. With respect to the concept "related parties," this shall be defined as provided in Article 100 of Law 18.045;

h)	The Issuer should establish and maintain adequate accounting systems based on International Financial Reporting Standards (IFRS) and the instructions issued by the Financial Market Commission (CMF). The Issuer shall ensure that its domestic Subsidiaries comply with the provisions in this letter. However, with respect to foreign Subsidiaries, these should be in accordance with the accounting standards generally accepted in their respective countries and, for consolidation purposes, the applicable adjustments should be made to be in accordance with International Financial Reporting Standards (IFRS) and the instructions issued by the Financial Market Commission (CMF). In addition, the Issuer should engage and maintain a reputable domestic or international an independent external audit firm for the examination and analysis of its Consolidated Financial Statements, with respect of which such firm should issue an opinion at December the thirty first of each year;

i)	The Issuer must comply with the laws, regulations and other legal provisions applicable to it, having also to comply with, with no limitation whatsoever, the payment on the time using the method required of all the taxes, duties, excises and charges affecting the Issuer or its movable or immovable assets, except for those disputed in good faith and in accordance with the applicable legal and/or administrative proceedings and, provided that, in such case, adequate reserves are maintained to cover such contingency, in conformity with International Financial Reporting Standards (IFRS) an the instructions issued by the Financial Market Commission (CMF).

j)	Maintaining during the term of this issuance, Restricted Assets free of Liens, which are equivalent, at least, to 1.5 times the total amount of total placements of bonds effective as placed with a charge to the line of bonds agreed in accordance with the bond issuance agreement. Such obligation shall be required solely at the closing dates of the Consolidated Financial Statements (as such concept is defined in the first clause of the Bond Issuance Agreement). For such purposes, Restricted Liens shall be understood as any type of liens, collateral, encumbrances, restrictions or any type of privileges on or relative to the Issuer's present or future assets. The assets and debts are measured at carrying amount not considering those liens established by any authority in respect to taxes that are not yet owed by the Issuer and which are being duly disputed by the Issuer, liens constituted during the ordinary course of the Issuer's business activities, which are being duly disputed by the Issuer, preferences established by the Law, liens constituted by virtue of the bond issuance agreement and all those liens to which the Issuer has not provided its consent and which are being disputed by it. The Issuer should send to the Representative of the Bondholders, provided such individual requires it, the background allowing the verification of the ratio referred to in this section. As of December 31, 2018, Restricted Assets free of liens on the total amount of placements as placed with a charge to the line of bonds amounted to 24.95 times; and

k)	Maintaining insurance policies fairly supporting its assets, in accordance with the usual practices for the industries of the nature of the Issuer's industry. The Issuer shall ensure that its Subsidiaries also comply with that established in this letter.

Acceleration clauses

a)	Should the Issuer have a default or simple delay in the payment of any partial payment of interests or repayment of principal owed of the Bonds;

b)	Should the Issuer not comply with any of the obligations of providing information to the Representative of the Bondholders and this is not resolved within thirty business days from the date in which this is required in writing by the Representative of Bondholders. The information that the Issuer must provide to the Representative of Bondholders is: (i) a Copy of its quarterly and annual Consolidated Financial Statements and those of its Subsidiaries regulated by standards applicable to openly-held shareholders' corporations; (ii) Other public information that the Issuer provides to the Financial Market Commission (CMF),; (iii) A copy of the reports issued by risk raters; (iv) a Report on compliance with the obligations assumed by virtue of the issuance agreement, which has to be delivered within the same term in which the Consolidated Financial Statements have to be delivered to the CMF; and (vi) Notice of every circumstance implying the default or breach of the conditions or obligations assumed by virtue of the issuance agreement, as soon as the event or breach occurs or it becomes aware of it;

c)	If the default or breach of any other commitment or obligation assumed by the Issuer by the Issuance Agreement or Supplemental Deeds persists for a period equal to or greater than sixty days after the Representative of the Bondholders has sent to the Issuer, through registered mail, a written notice describing the default or breach requiring remediation. This except for default or breach with respect to the Indebtedness Ratio and Finance Cost Coverage Ratio, in which case the default will be ninety days after the date in which the Representative of the Bondholders had sent to the Issuer, through registered mail, the notice. The Representative of the Bondholders should send the notice to the Issuer within the business day subsequent to the date in which it has verified the related default or breach by the Issuer and, in any case, within the term established by the Financial Market Commission (CMF), through a general standard issued in accordance with article one hundred and nine, letter (b) of the Securities Market Act, if the latter is lower;

d)	Should the Issuer or any of its Significant Subsidiaries not resolve within a term of thirty business days any past due o simple delay situation related to the payment of the debt obligations for an accumulated total sum greater than that equivalent in Chilean pesos to UF 150,000 and the date of the payment of the obligations included in such amount had not been expressly postponed. Such amount will not consider the obligations that (i) are subject to pending litigation or lawsuits for obligations not recognized by the Issuer in its accounting records or (ii) related to the price of constructions or the acquisition of assets the payment of which has been objected any the Issuer because of defect in such constructions or assets or because of noncompliance by the related builder or seller or its obligations under the contract. For such purposes, the exchange rate or parity prevailing at the date of the related calculation shall be used;

e)	Should any other creditor of the Issuer or of any of its Significant Subsidiaries legitimately collects from it or any of its Significant Subsidiaries the total amount of a loan subject to term conditions, by having exercised the right to request the early expiration of the related loan because of default by the Issuer or any of its Significant Subsidiaries, as contained in the relevant contract. However, except for the cases in which the sum of the loans collected earlier as provided in this number, do not exceed the accumulated amount of UF 150,000. For such purposes, the exchange rate or parity prevailing at the date of the related calculation shall be used;

f)	Should the Issuer or any of its Significant Subsidiaries be declared in bankruptcy or in notorious insolvency or proposes a preventive legal agreement with its creditors or prepares any written statement through which it acknowledges its inability to pay its obligations on the related expiration dates, without any of such events being resolved within a term of sixty days from the related bankruptcy declaration, insolvency situation or proposal for preventive legal agreement. Should the bankruptcy of the Issuer be declared, the Bonds shall become payable earlier as provided in the law;

g)	If any declaration by the Issuer in the instruments that are granted or subscribed because of noncompliance with the obligations contained in the issuance agreement or supplementary deeds, or those that are provided in issuing or registering the Bonds that are issued with a charge to this Line, were manifestly false or willfully incomplete in any essential aspect of the declaration;

h)	If the duration term of the Issuer is amended to a date earlier than effective term of Bonds issued with charge to the respective line; or if the Issuer Company undergoes an early dissolution; or if there is a decrease in the capital effectively subscribed and paid in terms which do not comply with the ratio established for the financial indicator of Debt Ratio, Equity and Finance Cost Coverage Ratio;

i)	If the Issuer charge or dispose of Essential Assets or these would be disposed from a subsidiary company of the Issuer, except copulative conditions are met in the last case. (i) the Issuer constantly maintains the condition of Parent of the company which becomes owner of the Essential Assets; (ii) that such subsidiary does not dispose of or charge Essential Assets, except they are disposed from other subsidiary of the Issuer or one of its own Subsidiaries which, in turn, is a subsidiary of the Issuer; (iii) that the subsidiary of the Issuer which Essential Assets are transferred to is constituted -at the time or before the disposal of such assets - severally obligated to pay Bonds issued under this Issuance Contract. The Issuer should send to the Representative, as required, all information for verification of the compliance with the referred herein; and

j)	If in the future the Issuer or any of its Subsidiaries grant actual collateral to new bond issuance or to any financial credit, cash credit operation or other credits, except those in the following cases: one) collateral existent at the issuance contract date; two) collateral created to finance, refinance or amortize the purchase price or costs including construction costs, assets acquired after the issuance contract; three) collateral granted by the Issuer in favor of its Subsidiaries or vice versa; four) collateral granted by a company which subsequently merged with the Issuer; five) collateral over assets acquired by the Issuer after the issuance contract, which are constituted before its purchase; and, six) extension or renewal of any collateral herein mentioned in one) to five), inclusive. However, the Issuer or any of its Subsidiaries may always grant actual collateral to new bond issuance or to any financial credit, cash credit operation or other current credits, if in advance and simultaneously, they constitute collateral at least proportionally equivalents in favor of Bondholders. In this case, the proportional amount of collateral will be assessed, every opportunity, by the Representative of Bondholders, who, if considered sufficient, will grant collateral’ constituent instruments in favor of the Bondholders.

2)	Bonds Series N, issued with charge to the line of bonds registered under number 841 in the Security Registry on October 12, 2016 and placed in 2016.

The restrictions or limits to which the Company is subject to are as follows:

a)	Maintaining an Indebtedness Ratio not greater than 1.2 times. For such purposes, Indebtedness Ratio shall be understood as the ratio calculated between Total Liabilities and Equity. Total Liabilities shall be understood as the sum of accounts in the Issuer's Classified Statement of Financial Position referred to as Total Current Liabilities and Total Non-Current Liabilities, which are included in the Issuer's Consolidated Financial Statements. Additionally, this will consider all the debts or obligations of third parties of any nature which are not included in the liabilities reflected in such items and external for the Issuer or its Subsidiaries as the case may be, which are secured with collateral and/or personal guarantees of any type granted by the Issuer or any of its subsidiaries, but not limited to, co-debtor, securities, several guarantees, pledges and mortgages, all of which without recognizing twice those debts or obligations, including performance bonds. The Issuer should send to the Representative, provided such individual requires it, the background allowing the verification of the ratio referred to in this number. Equity shall be understood as the sum of the accounts in the Classified Statement of Financial Position referred to Equity Attributable to Owners of the Parent and Non-Controlling Interests, included in the Issuer's Consolidated Financial Statements. As of December 31, 2018, the Company's Indebtedness Ratio was 0.49 times;

b)	Maintaining at all times during the term of this issuance of Bonds Minimum Equity of UF 5,000,000 (ThCh$ 133,990,700). Equity shall be understood as the sum of the accounts in the Classified Statement of Financial Position referred to Equity Attributable to Owners of the Parent and Non-Controlling Interests, included in the Issuer's Consolidated Financial Statements. As of December 31, 2018, the Company's Equity amounted to UF 20,755,917;

c)	Maintaining at all times Minimum Financial Cost Coverage Ratio of 2.5 times. The Finance Cost Coverage Ratio should be calculated on the twelve-month period prior to the date of issuance of the Consolidated Financial Statements. For such purposes, Finance Cost Coverage Ration shall be understood as the ratio between the Gross profit (loss) less distribution costs, administrative expenses and plus depreciation expense and amortization expense, and finance costs. Depreciation expense shall be understood as the Depreciation item included in cost of sales and administrative expenses in the Note on Operating Segments in the Issuer's Consolidated Financial Statements. Amortization expense shall be understood as the item amortization expense presented in the Note on Intangible assets in the Issuer's Consolidated Financial Statements. Finance costs shall be understood as the item presented in the Statement of Income by Function in the Issuer's Consolidated Financial Statements. Gross profit (loss) relates to the account gross profit presented in the Statement of Income in the Issuer's Consolidated Financial Statements. Distribution costs correspond to the account distribution costs presented in the Statement of Income by Function in the Issuer's Consolidated Financial Statements. Administrative expenses relates to the account administrative expenses presented in the Statement of Income by Function in the Issuer's Consolidated Financial Statements. As of December 31 2018, the Company's Finance Cost Coverage Ratio amounted to 7.00 times;

d)	Sending to the Representative of the Bondholders, together with the copies of its quarterly and annual Consolidated Financial Statements, a letter signed by its legal representative, leaving evidence of compliance of the financial ratios defined in letters a), b) and c) above.

e)	Sending to the Representative of the Bondholders a copy of its quarterly and annual Consolidated Financial Statements during the same term in which they should be delivered to the Financial Market Commission (CMF), the financial statement of its Subsidiaries that are regulated by the standards applicable to openly-held shareholders' corporations and all other public information that the Issuer provides to the CMF. In addition, the Company should send a copy of the risk rating reports, no later than within five days after receiving them from the private risk raters;

f)	Recording in its accounting records the provisions arising from adverse contingencies which, in the Issuer's judgment, must be reflected in its o its subsidiaries' Consolidated Financial Statements. The Issuer will ensure that its Subsidiaries comply with the provisions of this section;

g)	The Issuer commits to ensure that the operations that it conducts with its Subsidiaries or other related parties are conducted under conditions similar to those customarily prevailing in the market. With respect to the concept "related parties," this shall be defined as provided in Article 100 of Law 18.045;

h)	The Issuer should establish and maintain adequate accounting systems based on International Financial Reporting Standards (IFRS) and the instructions issued by the Financial Market Commission (CMF). The Issuer shall ensure that its domestic Subsidiaries comply with the provisions in this letter. However, with respect to foreign Subsidiaries, these should be in accordance with the accounting standards generally accepted in their respective countries and, for consolidation purposes, the applicable adjustments should be made to be in accordance with International Financial Reporting Standards (IFRS) and the instructions issued by the Financial Market Commission (CMF). In addition, the Issuer should engage and maintain a reputable domestic or international an independent external audit firm for the examination and analysis of its Consolidated Financial Statements, with respect of which such firm should issue an opinion at December the thirty first of each year;

i)	The Issuer must comply with the laws, regulations and other legal provisions applicable to it, having also to comply with, with no limitation whatsoever, the payment on the time using the method required of all the taxes, duties, excises and charges affecting the Issuer or its movable or immovable assets, except for those disputed in good faith and in accordance with the applicable legal and/or administrative proceedings and, provided that, in such case, adequate reserves are maintained to cover such contingency, in conformity with International Financial Reporting Standards (IFRS) an the instructions issued by the Financial Market Commission (CMF).

j)	Maintaining during the term of this issuance, Restricted assets free of Liens, which are equivalent, at least, to 1.5 times the total amount of total placements of bonds effective as placed with a charge to the line of bonds agreed in accordance with the bond issuance agreement. Such obligation shall be required solely at the closing dates of the Consolidated Financial Statements (as such concept is defined in the first clause of the Bond Issuance Agreement). For such purposes, Restricted Liens shall be understood as any type of liens, collateral, encumbrances, restrictions or any type of privileges on or relative to the Issuer's present or future assets. The assets and debts are measured at carrying amount not considering those lines established by any authority in respect to taxes that are not yet owed by the Issuer and which are being duly disputed by the Issuer, liens constituted during the ordinary course of the Issuer's business activities, which are being duly disputed by the Issuer, preferences established by the Law, liens constituted by virtue of the bond issuance agreement and all those liens to which the Issuer has not provided its consent and which are being disputed by it. The Issuer should send to the Representative of the Bondholders, provided such individual requires it, the background allowing the verification of the ratio referred to in this section. As of December 31, 2018, Restricted Assets free of liens on the total amount of placements as placed with a charge to the line of bonds amounted to 20.79 times; and

k)	Maintaining insurance policies fairly supporting its assets, in accordance with the usual practices for the industries of the nature of the Issuer's industry. The Issuer shall ensure that its Subsidiaries also comply with that established in this letter.

Acceleration clauses

a)	Should the Issuer have a default or simple delay in the payment of any partial payment of interests or repayment of principal owed of the Bonds;

b)	Should the Issuer not comply with any of the obligations of providing information to the Representative of the Bondholders and this is not resolved within thirty business days from the date in which this is required in writing by the Representative of Bondholders. The information that the Issuer must provide to the Representative of Bondholders is: (i) a Copy of its quarterly and annual Consolidated Financial Statements and those of its Subsidiaries regulated by standards applicable to openly-held shareholders' corporations; (ii) Other public information that the Issuer provides to the CMF; (iii) A copy of the reports issued by risk raters; (iv) a Report on compliance with the obligations assumed by virtue of the issuance agreement, which has to be delivered within the same term in which the Consolidated Financial Statements have to be delivered to the CMF; and (vi) Notice of every circumstance implying the default or breach of the conditions or obligations assumed by virtue of the issuance agreement, as soon as the event or breach occurs or it becomes aware of it;

c)	If the default or breach of any other commitment or obligation assumed by the Issuer by virtue of the Issuance Agreement or Supplemental Deeds persists for a period equal to or greater than sixty days after the Representative of the Bondholders has sent to the Issuer, through registered mail, a written notice describing the default or breach requiring remediation. This except for default or breach with respect to the Indebtedness Ratio and Finance Cost Coverage Ratio, in which case the default will be ninety days after the date in which the Representative of the Bondholders had sent to the Issuer, through registered mail, the aforementioned notice. The Representative of the Bondholders should send the notice to the Issuer within the business day subsequent to the date in which it has verified the related default or breach by the Issuer and, in any case, within the term established by the CMF through a general standard issued in accordance with article one hundred and nine, letter (b) of the Securities Market Act, if the latter is lower;

d)	Should the Issuer or any of its Significant Subsidiaries not resolve within a term of thirty business days any past due o simple delay situation related to the payment of the debt obligations for an accumulated total sum greater than that equivalent in Chilean pesos to UF 150,000 and the date of the payment of the obligations included in such amount had not been expressly postponed. Such amount will not consider the obligations that (i) are subject to pending litigation or lawsuits for obligations not recognized by the Issuer in its accounting records or (ii) related to the price of constructions or the acquisition of assets the payment of which has been objected any the Issuer because of defect in such constructions or assets or because of noncompliance by the related builder or seller or its obligations under the contract. For such purposes, the exchange rate or party prevailing at the date of the related calculation shall be used;

e)	Should any other creditor of the Issuer or of any of its Significant Subsidiaries legitimately collects from it or any of its Significant Subsidiaries the total amount of a loan subject to term conditions, by virtue of having exercised the right to request the early expiration of the related loan because of default by the Issuer or any of its Significant Subsidiaries, as contained in the relevant contract. However, except for the cases in which the sum of the loans collected earlier as provided in this number, do not exceed the accumulated amount of UF 150,000. For such purposes, the exchange rate or party prevailing at the date of the related calculation shall be used;

f)	Should the Issuer and/or any of its Significant Subsidiaries incur in cessation of payments, filed a requested voluntarily or incur any cause for filing a liquidation process, as established in the Law twenty thousand, seven hundred an twenty; or if any liquidation process is filed by or against the Issuer and/or any of its Significant Subsidiaries; or if any process is filed by or against the Issuer and/or any of its Significant Subsidiaries for its dissolution, liquidation, reorganization, tender, proposals for legal or extrajudicial agreement or payment arrangement, in accordance with Law twenty thousand, seven hundred and twenty or any law on insolvency or tender; or requests the appointment of a receiver, administrative receiver, inspector or another similar officer with respect to the Issuer and/or any of its Significant Subsidiaries, or of a significant portion of its asset, or if the Issuer takes any action to allow any of the acts indicated above in this number, provided that, in the case of a tender process for the liquidation in which the Issuer is the debtor, this is not be objected or disputed as to whether it is legitimate by the Issuer with written and justified information with the Courts of Justice within the thirty days following the date of beginning of such process. However and for these purposes, the procedures filed against the Issuer and/or any of it Significant Subsidiaries will necessarily have to be supported by one or two executive securities for amounts that individually or in aggregate, exceed the amount equivalent to UF one hundred and fifty thousand and provided that such proceedings are not objected or disputed as to their status of being legitimate by the Issuer or the related Significant Subsidiary with written and justified information with the Courts of Justice within the term established by the law for such purposes. For such purposes, it shall be considered that a proceeding has been filed when the related collection legal actions have been noticed to the Issuer or related Significant Subsidiary.

g)	if any declaration by the Issuer in the instruments that are granted or subscribed as a result of noncompliance with the obligations contained in the issuance agreement or supplementary deeds, or those that are provided in issuing or registering the Bonds that are issued with a charge to this Line, were manifestly false or willfully incomplete in any essential aspect of the declaration;

h)	If the duration term of the Issuer is amended to a date earlier than effective term of Bonds issued with charge to the respective line; or if the Issuer Company undergoes an early dissolution; or if there is a decrease in the capital effectively subscribed and paid in terms which do not comply with the ratio established for the financial indicator of Debt Ratio, Equity and Finance Cost Coverage Ratio;

i)	If the Issuer charge or dispose of Essential Assets or these would be disposed from a subsidiary company of the Issuer, except copulative conditions are met in the last case. (i) the Issuer constantly maintains the condition of Parent of the company which becomes owner of the Essential Assets; (ii) that such subsidiary does not dispose of or charge Essential Assets, except they are disposed from other subsidiary of the Issuer or one of its own Subsidiaries which, in turn, is a subsidiary of the Issuer; (iii) that the subsidiary of the Issuer which Essential Assets are transferred to is constituted -at the time or before the disposal of such assets - severally obligated to pay Bonds issued under this Issuance Contract. The Issuer should send to the Representative, as required, all information for verification of the compliance with the referred herein; and

j)	If in the future the Issuer or any of its Subsidiaries grant actual collateral to new bond issuance or to any financial credit, cash credit operation or other credits, except those in the following cases: one) collateral existent at the issuance contract date; two) collateral created to finance, refinance or amortize the purchase price or costs including construction costs, assets acquired after the issuance contract; three) collateral granted by the Issuer in favor of its Subsidiaries or vice versa; four) collateral granted by a company which subsequently merged with the Issuer; five) collateral over assets acquired by the Issuer after the issuance contract, which are constituted before its purchase; and, six) extension or renewal of any collateral herein mentioned in one) to five), inclusive. However, the Issuer or any of its Subsidiaries may always grant actual collateral to new bond issuance or to any financial credit, cash credit operation or other current credits, if in advance and simultaneously, they constitute collateral at least proportionally equivalents in favor of Bondholders. In this case, the proportional amount of collateral will be assessed, every opportunity, by the Representative of Bondholders, who, if considered sufficient, will grant collateral’ constituent instruments in favor of the Bondholders. In this case, the proportional amount of collateral will be assessed, every opportunity, by the Representative of Bondholders, who, if considered sufficient, will grant collateral’ constituent instruments in favor of the Bondholders.

3)	Bonds Series Q, issued with charge to the line of bonds registered under number 876 in the Security Registry on December 19, 2017 and placed in 2018.

The restrictions or limits to which the Company is subject to are as follows:

a)	Maintaining an Indebtedness Ratio not greater than 1.2 times. For such purposes, Net Indebtedness ratio shall be understood as the ratio between Net Financial Debt and Equity. Net Financial Debt shall be understood as the sum of the accounts in the Issuer's Consolidated Classified Statement of Financial Position referred to as Other financial liabilities, current and Other financial liabilities, non-current, less the account in the Issuer's Consolidated Classified Statement of Financial Position referred to as Cash and cash equivalents of the Issuer's Consolidated Financial Statements. Equity shall be understood as the sum of the accounts in the Classified Statement of Financial Position referred to Equity Attributable to Owners of the Parent and Non-Controlling Interests, included in the Issuer's Consolidated Financial Statements. As of December 31, 2018, the Company's Net Indebtedness Ratio was 0.49 times;

b)	Maintaining at all times during the term of this issuance of Bonds Minimum Equity of UF 5,000,000. Equity shall be understood as the sum of the accounts in the Classified Statement of Financial Position referred to Equity Attributable to Owners of the Parent and Non-Controlling Interests, included in the Issuer's Consolidated Financial Statements. As of December 31, 2018, the Company's Equity amounted to UF 20,755,917;

c)	Maintaining at all times Minimum Financial Cost Coverage Ratio of 2.5 times. The Finance Cost Coverage Ratio should be calculated on the twelve-month period prior to the date of issuance of the Consolidated Financial Statements. for such purposes, Finance Cost Coverage Ration shall be understood as the ratio between the Gross profit (loss) less distribution costs, administrative expenses and plus depreciation expense and amortization expense, and finance costs. Depreciation expense shall be understood as the Depreciation item included in cost of sales and administrative expenses in the Note on Operating Segments in the Issuer's Consolidated Financial Statements. Amortization expense shall be understood as the item amortization expense presented in the Note on Intangible assets in the Issuer's Consolidated Financial Statements. Finance costs shall be understood as the item presented in the Statement of Income by Function in the Issuer's Consolidated Financial Statements. Gross profit (loss) relates to the account gross profit presented in the Statement of Income by Function in the Issuer's Consolidated Financial Statements. Distribution costs correspond to the account distribution costs presented in the Statement of Income by Function in the Issuer's Consolidated Financial Statements. Administrative expenses relates to the account administrative expenses presented in the Statement of Income by Function in the Issuer's Consolidated Financial Statements. As of December 31 2018, the Company's Finance Cost Coverage Ratio amounted to 7.00 times;

d)	Sending to the Representative of the Bondholders, together with the copies of its quarterly and annual Consolidated Financial Statements, a letter signed by its legal representative, leaving evidence of compliance of the financial ratios defined in letters a), b) and c) above.

e)	Sending to the Representative of the Bondholders a copy of its quarterly and annual Consolidated Financial Statements during the same term in which they should be delivered to the Financial Market Commission (CMF), the financial statement of its Subsidiaries that are regulated by the standards applicable to openly-held shareholders' corporations and all other public information that the Issuer provides to the CMF. In addition, the Company should send a copy of the risk rating reports, no later than within five days after receiving them from the private risk raters;

f)	Recording in its accounting records the provisions arising from adverse contingencies which, in the Issuer's judgment, must be reflected in its o its subsidiaries' Consolidated Financial Statements. The Issuer will ensure that its Subsidiaries comply with the provisions of this section;

g)	The Issuer commits to ensure that the operations that it conducts with its Subsidiaries or other related parties are conducted under conditions similar to those customarily prevailing in the market. With respect to the concept "related parties," this shall be defined as provided in Article 100 of Law 18.045;

h)	The Issuer should establish and maintain adequate accounting systems based on International Financial Reporting Standards (IFRS) and the instructions issued by the CMF. The Issuer shall ensure that its domestic Subsidiaries comply with the provisions in this letter. However, with respect to foreign Subsidiaries, these should be in accordance with the accounting standards generally accepted in their respective countries and, for consolidation purposes, the applicable adjustments should be made to be in accordance with International Financial Reporting Standards (IFRS) and the instructions issued by the CMF. In addition, the Issuer should engage and maintain a reputable domestic or international an independent external audit firm for the examination and analysis of its Consolidated Financial Statements, with respect of which such firm should issue an opinion at December the thirty first of each year;

i)	The Issuer must comply with the laws, regulations and other legal provisions applicable to it, having also to comply with, with no limitation whatsoever, the payment on the time using the method required of all the taxes, duties, excises and charges affecting the Issuer or its movable or immovable assets, except for those disputed in good faith and in accordance with the applicable legal and/or administrative proceedings and, provided that, in such case, adequate reserves are maintained to cover such contingency, in conformity with International Financial Reporting Standards (IFRS) an the instructions issued by the Financial Market Commission (CMF).

j)	Maintaining during the term of this issuance, Restricted Assets free of Liens, which are equivalent, at least, to 1.5 times the total amount of total placements of bonds effective as placed with a charge to the line of bonds agreed in accordance with the bond issuance agreement. Such obligation shall be required solely at the closing dates of the Consolidated Financial Statements (as such concept is defined in the first clause of the Bond Issuance Agreement). For such purposes, Restricted Liens shall be understood as any type of liens, collateral, encumbrances, restrictions or any type of privileges on or relative to the Issuer's present or future assets. The assets and debts are measured at carrying amount not considering those lines established by any authority in respect to taxes that are not yet owed by the Issuer and which are being duly disputed by the Issuer, liens constituted during the ordinary course of the Issuer's business activities, which are being duly disputed by the Issuer, preferences established by the Law, liens constituted by virtue of the bond issuance agreement and all those liens to which the Issuer has not provided its consent and which are being disputed by it. The Issuer should send to the Representative of the Bondholders, provided such individual requires it, the background allowing the verification of the ratio referred to in this section. As of December 31, 2018, Restricted Assets free of liens on the total amount of placements as placed with a charge to the line of bonds amounted to 20.79 times; and

k)	Maintaining insurance policies fairly supporting its assets, in accordance with the usual practices for the industries of the nature of the Issuer's industry. The Issuer shall ensure that its Subsidiaries also comply with that established in this letter.

Acceleration Clauses

a)	Should the Issuer have a default or simple delay in the payment of any partial payment of interests or repayment of principal owed of the Bonds;

b)	Should the Issuer not comply with any of the obligations of providing information to the Representative of the Bondholders and this is not resolved within thirty business days from the date in which this is required in writing by the Representative of Bondholders. The information that the Issuer must provide to the Representative of Bondholders is: (i) a Copy of its quarterly and annual Consolidated Financial Statements and those of its Subsidiaries regulated by standards applicable to openly-held shareholders' corporations; (ii) Other public information that the Issuer provides to the CMF; (iii) A copy of the reports issued by risk raters; (iv) a Report on compliance with the obligations assumed by virtue of the issuance agreement, which has to be delivered within the same term in which the Consolidated Financial Statements have to be delivered to the CMF; and (vi) Notice of every circumstance implying the default or breach of the conditions or obligations assumed by virtue of the issuance agreement, as soon as the event or breach occurs or it becomes aware of it;

c)	If the default or breach of any other commitment or obligation assumed by the Issuer by virtue of the Issuance Agreement or Supplemental Deeds persists for a period equal to or greater than sixty days after the Representative of the Bondholders has sent to the Issuer, through registered mail, a written notice describing the default or breach requiring remediation. This except for default or breach with respect to the Net Indebtedness Ratio and Finance Cost Coverage Ratio, in which case the default will be ninety days after the date in which the Representative of the Bondholders had sent to the Issuer, through registered mail, the aforementioned notice. The Representative of the Bondholders should send the notice to the Issuer within the business day subsequent to the date in which it has verified the related default or breach by the Issuer and, in any case, within the term established by the Financial Market Commission (CMF), through a general standard issued in accordance with article one hundred and nine, letter (b) of the Securities Market Act, if the latter is lower;

d)	Should the Issuer or any of its Significant Subsidiaries not resolve within a term of thirty business days any past due o simple delay situation related to the payment of the debt obligations for an accumulated total sum greater than that equivalent in Chilean pesos to UF 150,000 and the date of the payment of the obligations included in such amount had not been expressly postponed. Such amount will not consider the obligations that (i) are subject to pending litigation or lawsuits for obligations not recognized by the Issuer in its accounting records or (ii) related to the price of constructions or the acquisition of assets the payment of which has been objected any the Issuer because of defect in such constructions or assets or because of noncompliance by the related builder or seller or its obligations under the contract. For such purposes, the exchange rate or parity prevailing at the date of the related calculation shall be used;

e)	Should any other creditor of the Issuer or of any of its Significant Subsidiaries legitimately collects from it or any of its Significant Subsidiaries the total amount of a loan subject to term conditions, by virtue of having exercised the right to request the early expiration of the related loan because of default by the Issuer or any of its Significant Subsidiaries, as contained in the relevant contract. However, except for the cases in which the sum of the loans collected earlier as provided in this number, do not exceed the accumulated amount of UF 150,000. For such purposes, the exchange rate or parity prevailing at the date of the related calculation shall be used;

f)	Should the Issuer and/or any of its Significant Subsidiaries incur in cessation of payments, filed a requested voluntarily or incur any cause for filing a liquidation process, as established in the Law twenty thousand, seven hundred and twenty; or if any liquidation process is filed by or against the Issuer and/or any of its Significant Subsidiaries; or if any process is filed by or against the Issuer and/or any of its Significant Subsidiaries for its dissolution, liquidation, reorganization, tender, proposals for legal or extrajudicial agreement or payment arrangement, in accordance with Law twenty thousand, seven hundred and twenty or any law on insolvency or tender; or requests the appointment of a receiver, administrative receiver, inspector or another similar officer with respect to the Issuer and/or any of its Significant Subsidiaries, or of a significant portion of its asset, or if the Issuer takes any action to allow any of the acts indicated above in this number, provided that, in the case of a tender process for the liquidation in which the Issuer is the debtor, this is not be objected or disputed as to whether it is legitimate by the Issuer with written and justified information with the Courts of Justice within the thirty days following the date of beginning of such process. However and for these purposes, the procedures filed against the Issuer and/or any of it Significant Subsidiaries will necessarily have to be supported by one or two executive securities for amounts that individually or in aggregate, exceed the amount equivalent to UF one hundred and fifty thousand and provided that such proceedings are not objected or disputed as to their status of being legitimate by the Issuer or the related Significant Subsidiary with written and justified information with the Courts of Justice within the term established by the law for such purposes. For such purposes, it shall be considered that a proceeding has been foiled when the related collection legal actions have been noticed to the Issuer or related Significant Subsidiary.

g)	If any declaration by the Issuer in the instruments that are granted or subscribed as a result of noncompliance with the obligations contained in the issuance agreement or supplementary deeds, or those that are provided in issuing or registering the Bonds that are issued with a charge to this Line, were manifestly false or willfully incomplete in any essential aspect of the declaration;

h)	If the duration term of the Issuer is amended to a date earlier than effective term of Bonds issued with charge to the respective line; or if the Issuer Company undergoes an early dissolution; or if there is a decrease in the capital effectively subscribed and paid in terms which do not comply with the ratio established for the financial indicator of Debt Ratio, Equity and Finance Cost Coverage Ratio;

i)	If the Issuer charges or dispose of Essential Assets or these would be disposed from a subsidiary company of the Issuer, except copulative conditions are met in the last case. (i) the Issuer constantly maintains the condition of Parent of the company which becomes owner of the Essential Assets; (ii) that such subsidiary does not dispose of or charged Essential Assets, except they are disposed from other subsidiary of the Issuer or one of its own Subsidiaries which, in turn, is a subsidiary of the Issuer; (iii) that the subsidiary of the Issuer which Essential Assets are transferred to is constituted -at the time or before the disposal of such assets - severally obligated to pay Bonds issued under this Issuance Contract. The Issuer should send to the Representative, as required, all information for verification of the compliance with the referred herein; and

j)	If in the future the Issuer or any of its Subsidiaries grant actual collateral to new bond issuance or to any financial credit, cash credit operation or other credits, except those in the following cases: one) collateral existent at the issuance contract date; two) collateral created to finance, refinance or amortize the purchase price or costs including construction costs, assets acquired after the issuance contract; three) collateral granted by the Issuer in favor of its Subsidiaries or vice versa; four) collateral granted by a company which subsequently merged with the Issuer; five) collateral over assets acquired by the Issuer after the issuance contract, which are constituted before its purchase; and, six) extension or renewal of any collateral herein mentioned in one) to five), inclusive. However, the Issuer or any of its Subsidiaries may always grant actual collateral to new bond issuance or to any financial credit, cash credit operation or other current credits, if in advance and simultaneously, they constitute collateral at least proportionally equivalents in favor of Bondholders. In this case, the proportional amount of collateral will be assessed, every opportunity, by the Representative of Bondholders, who, if considered sufficient, will grant collateral’ constituent instruments in favor of the Bondholders. In this case, the proportional amount of collateral will be assessed, every opportunity, by the Representative of Bondholders, who, if considered sufficient, will grant collateral’ constituent instruments in favor of the Bondholders.

As of December 31, 2018, both financial and non-financial covenants were fulfilled.

a) Indebtedness Ratio not greater than 1.4 times (valid for Series J and K Bonds)

As of December 31, 2018 ThCh$
A) Total liabilities	574,014,863
B) Total equity	572,153,244
Indebtedness ratio (A/B)	1.00

b) Indebtedness Ratio not greater than 1.2 times (valid for Series N and Q Bonds)

As of December 31, 2018 ThCh$
A) Other financial liabilities, current	129,222,021
B) Other financial liabilities, non-current	191,209,617
C) Cash and cash equivalents	37,486,337
D) Net financial debt (A+B-C)	282,945,301
Total equity	572,153,244
Indebtedness ratio, net (D/E)	0.49

c) Minimum Finance Cost Coverage Ratio of 2.5 times (valid for Series J, K, N and Q Bonds)

As of December 31, 2018 ThCh$
A) Gross profit	204,586,309
B) Distribution expenses	114,151,288
C) Administrative expenses	34,975,242
D) Depreciation expense	24,911,943
E) Amortization for the year	1,105,381
F) Total (A-B-C+D+E)	81,477,103
G) Finance costs	11,647,790
Finance Cost Coverage Ratio (F/G)	7.00

d) Minimum equity of UF 5,000,000 (valid for Series J, K, N and Q Bonds)

As of December 31, 2018 ThCh$
A) Equity attributable to the owners of the parent	568,321,968
B) Non-controlling interests	3,831,276
C) Total equity (A+B)	572,153,244
D) Amount in UF	27,566
Equity in UF (C/D*1000)	20,755,917

d) Restricted Assets free of liens, which are equivalent, at least, to 1.5 times the total amount of total placements of bonds effective as placed with a charge to the line (valid for Series F, J, K, N and Q lines)

i) Line 575 (Series J and K Bonds)

As of December 31, 2018 ThCh$
A) Total assets	1,146,168,107
B) Encumbered assets	—
C) Restricted Assets free of liens	1,146,168,107
D) Total placements of bonds effective	45,942,987
Assets free of liens / Amount in Line 575 (C/D)	24.95

ii) Line 841 (Series N Bonds)

As of December 31, 2018 ThCh$
A) Total assets	1,146,168,107
B) Encumbered assets	—
C) Restricted Assets free of liens	1,146,168,107
D) Total placements of bonds effective	55,131,580
Assets free of liens / Amount in Line 841 (C/D)	20.79

iii) Line 876 (Series Q Bonds)

As of December 31, 2018 ThCh$
A) Total assets	1,146,168,107
B) Encumbered assets	—
C) Restricted Assets free of liens	1,146,168,107
D) Total placements of bonds effective	55,131,580
Assets free of liens / Amount in Line 841 (C/D)	20.79

4)	The following bank loans have no restrictions on their agreements

Debtor	Creditor	Currency	Nominal rate
Cono Sur S.A.	Banco Estado	USD	2.91%
Viña Concha Y Toro S.A.	Scotiabank	USD	2.16%
Viña Concha Y Toro S.A.	Scotiabank	USD	2.21%
Viña Concha Y Toro S.A.	Scotiabank	USD	2.21%
Viña Concha Y Toro S.A.	HSBC	USD	1.90%
Cono Sur S.A.	Banco de Chile	CLP	3.17%
Cono Sur S.A.	BBVA	CLP	3.31%
Trivento B. y Viñedos S.A.	San Juan	ARG	17.00%
Trivento B. y Viñedos S.A.	BBVA	USD	2.90%
Trivento B. y Viñedos S.A.	BBVA	USD	3.00%
Trivento B. y Viñedos S.A.	BBVA	USD	3.00%
Trivento B. y Viñedos S.A.	BBVA	USD	2.80%
Trivento B. y Viñedos S.A.	BBVA	USD	2.50%
Trivento B. y Viñedos S.A.	CREDICOOP	USD	2.75%
Trivento B. y Viñedos S.A.	CREDICOOP	USD	2.75%
Trivento B. y Viñedos S.A.	CREDICOOP	USD	2.75%
Trivento B. y Viñedos S.A.	BICE	USD	2.15%
Trivento B. y Viñedos S.A.	BBVA	USD	1.80%
Trivento B. y Viñedos S.A.	BBVA	USD	1.80%
VCT Brasil Imp. Y Exp. Ltda	Citibank	BRL	10.12%
VCT Brasil Imp. Y Exp. Ltda	Itaú Brasil	BRL	11.00%
VCT USA, Inc.	Estado NY	USD	2.90%
VCT USA, Inc.	Estado NY	USD	3.34%
VCT USA, Inc.	BCI Miami	USD	2.89%
VCT USA, Inc.	Estado NY	USD	2.78%
VCT USA, Inc.	Estado NY	USD	3.39%
Fetzer	Banco Estado	USD	3.12%
Fetzer	Banco Estado	USD	3.12%
VCT & DG México S.A.	Banamex	MXN	10.50%
Southern Brewing Company S.A.	Banco Estado	CLP	4.92%
Southern Brewing Company S.A.	Banco Estado	CLP	4.98%
Southern Brewing Company S.A.	Banco Estado	CLP	4.74%
Southern Brewing Company S.A.	Banco Estado	CLP	4.74%
Southern Brewing Company S.A.	Banco Estado	CLP	4.74%
Southern Brewing Company S.A.	Banco Chile	CLP	4.08%
Southern Brewing Company S.A.	Banco Chile	CLP	4.90%
Southern Brewing Company S.A.	Banco Chile	CLP	6.96%
Southern Brewing Company S.A.	Banco Security	CLP	7.32%
Southern Brewing Company S.A.	Banco Bci	CLP	3.96%
Southern Brewing Company S.A.	Security	UF	4.65%
Southern Brewing Company S.A.	Security	UF	3.88%
Southern Brewing Company S.A.	Banco de Chile	UF	4.31%
Southern Brewing Company S.A.	Banco Estado	UF	3.88%

5)	Viña Concha y Toro S.A. by reason of its business objective, it usually participates, as a plaintiff or defendant, in judicial proceedings aimed at claiming the payment of sums that third parties may owe or defense against claims made by third parties because of their labor, civil and commercial links with the Vineyard. The perspectives for success in these procedures vary from case to case.

6)	During the second semester of 2012, in Brazil, the Treasury Department of the State of Sao Paulo, through “Tax Assessment Notice and Imposition of Fine No. 4,013,335-7”,, officially determined and required the subsidiary VCT Brazil Import and Export Limited Subsidiary the payment of R$23,621,676.61 (equivalent to $4,242,156,864 Chilean pesos as of December 31, 2018) for an eventual accrual and non-payment of the local tax “ICMS-ST” (equivalent to VAT in Chile). The tax authority claims that this amount is owed as soon as the date of accrual and payment of this tax would be different and prior to the time the subsidiary uses for its entire amount. This would generate, according to the tax authority, the existence of ICMS-ST pending payment. The authority also claims R$ 59,724,976.92 (equivalent to $10,725,856,803 Chilean pesos as of December 31, 2018) for interest and R$22,115,103.00 (equivalent to $ 3,971,595,138 Chilean pesos as of December 31, 2018).) on as a fine.

The lawyers and expert advisors of Sao Paulo presented a legal defense at judicial level (Annulment Action for Fiscal Debit) based on arguments of form, in relation to the nullity of the fiscal resolution, and substantive, which are related to the non-enforceability of the ICMS -ST in the terms proposed by the authority. The Court of the State of Sao Paulo issued an order for the suspension of collection on ICMS-ST, interest and fines until the legal claim filed by VCT Brasil Import and Export Limited is awarded. The State of Sao Paulo appealed to this resolution, which was rejected on formal grounds. To date an expert appointed by the judge to conduct the accounting expertise submitted a report to the Court. In turn, VCT Brasil Import and Export Limited presented observations to said report. The judge issued an order for the expert to present his comments on these observations, to which the expert has already stated. Late in December 2016, the judge determined that VCT submit its response to the expert’s demonstration, which occurred in February 2017. On March 31, 2017, the judge determined that a new technical examination be made by another expert. As of December 6, 2017, the judge granted an additional 60 days for the new expert to complete the technical examination. On August 21, 2018, the expert submitted his report, which is favorable for the defense of VCT. As of October 18, 2018, VCT submitted its comments on such report. On December 10, the Judge determined that the expert expresses the comments indicated by the parties on the report.

In the opinion of the Company’s attorneys, both Brazilians and Chileans, VCT Brasil Importación y Exportación Limitada has reasonable and solid arguments for its defense and considers that there are significant possibilities that the challenge of the amounts settled by the tax authority will finally be accepted. Consequently, the Company considers that an eventual disbursement - that may cost a financial effect for this concept is unlikelyremote. In turn, given the complexity of the process of claiming the ” Infringement order and Imposition of Fine”, and its procedural stage, the Company believes that it is not feasible to deliver an estimated date for the resolution of this conflict, nor it is it is possible to provide an estimate of the financial impact associated with this litigious process, as it is also not possible to indicate the possibilities of a reimbursement of funds for this concept.

7)	On April 17, 2017, the Treasure department of the State of Sao Paulo issued a new “Violation and Fine Imposition Order” (Resolution No. 4,091,943), in which it requires the subsidiary VCT Brasil Import and Export Limited the payment of R$6,092,126.30 (equivalent to $1,094,069,478 Chilean pesos as of December 31, 2018) for an eventual accrual and non-payment of the local tax “ICMS-ST” (equivalent to VAT in Chile), relative to the period from August 2012 to December 2012. The tax authority claims that this amount is owed as soon as the date of accrual and payment of this tax would be different and prior to the time the subsidiary uses it for payment. This would generate, according to the tax authority, the existence of ICMS-ST pending payment. The authority also claims R$6,048,887.74 (equivalent to $1,086,304,375 Chilean pesos as of December 31, 2018) for interest and R$5,148,924.00 (equivalent to $924,682,174 Chilean pesos as of December 31, 2018).) as a fine.

The lawyers and specialists from Sao Paulo presented during May 2017 an administrative level defense based on formal arguments, in relation to the nullity of the tax resolution, and substantive, which are related to the non-enforceability of the ICMS- ST in the terms proposed by the authority.

As of October 16, 2018, VCT received a notice through the court of the judgment which reduced the debit, which started the term for the submission of its appeal and also for the reply to the automated appeal by the Government. As of November 9, 2018, VCT submitted its appeal and the reply to the appeal filed by the Government.

As in the previous case, in the opinion of the Company’s attorneys, both Brazilians and Chileans, VCT Brasil Importación y Exportación Limitada has reasonable and solid arguments for its defense and considers that there are significant possibilities that the objection of the amounts liquidated by the fiscal authority were finally accepted. Because of the above, the Company considers that an eventual disbursement - that may cost a financial effect - for this concept is unlikelyremote. In turn, given the complexity of the process of claiming the “Act of Infringement and Imposition of Fine”, and its initial procedural stage, the Company has concluded that it is not feasible to determine an estimated date for the resolution of this conflict, nor it is possible to determine an estimate of the financial impact associated with this legal uncertainty, as it is not possible to indicate the possibilities of a reimbursement of funds for this concept.

8)	Through the issuance of Settlements No. 10 and 11 of August 9, 2013, the Internal Revenue Service questioned the years of useful life considered for purposes of calculating the tax depreciation of certain assets of property, plant and equipment of the Vineyard (ponds) for the tax Years 2010 and 2011. This has resulted in an increase in the First Category tax base.

Tax assessments Nos. 10 and 11 were the subject of New Tax Assessments Nos. 38 and 39 of August 27, 2018. The gross tax amount payable for such new tax assessments is Ch$585,637,778, which plus adjustments and legal-applicable interests, including the forgiveness of 60% of the interests and fines as granted through the system maintained by the SII (Chilean IRS), determined as of December 31, 2018 amount to Ch$1,206,829,734.

On September 2, 2013, the Company filed before the Internal Revenue Service an administrative appeal called “Voluntary Administrative Replenishment” (VAR), which was rejected by the administrative authority through Ex. Resolution No. 31,301 dated November 18, 2013.

On November 30, 2013, the Company filed a Tax Claim against tax settlements No. 10 and 11, before the 4th Tax and Customs Court of the Metropolitan Region.

On December 23, 2013, the Court had as interposed a tax claim and conferred transfer to the Internal Revenue Service to answer. On January 17, 2014, the Internal Revenue Service evacuated the transfer, answering the claim. The Company submitted a letter requesting a progressive course dated December 2, 2014, which was provided by the Court stating: “It will be resolved.”

The Internal Revenue Service, dated May 8, 2015, issued Resolution Ex. No.17.400 50/2015, which declared the partial return of Provisional Payments for Absorbed Gains (PPAG) requested by the Company in its Form. No. 22 of Tax Year 2014, which amounted to $1,997,861,360. In effect, the Resolution ordered the return of $1,777,542,975 (less than the amount requested), as well as ordering the reduction of the tax loss declared by the Company in Tax Year 2014 from $(6,962,490,239) to $ (5,672,974,314). The Resolution has as a basis the objection of the useful life assigned by the Company to its ponds in Tax Years 2013 and 2014.

On August 26, 2015, the Company filed a tax claim against Resolution Ex.17.400 No. 50/2015, before the 4th Tax and Customs Court of the Metropolitan Region. On September 7, 2015, the Court filed this Tax Claim and transferred it to the Internal Revenue Service to answer.

On October 30, 2015, the Company requested the accumulation of both lawsuits. The Tax Judge agreed to the accumulation on December 9, 2015. To date both lawsuits are accumulated.

On January 6, 2017, the Court issued the verdict that receives the cause on trial, setting as substantial, relevant and controversial the following facts: “Information that allows justifying the tax depreciation stated and used by the claimant for tax years 2010, 2011 and 2014.“The company rendered testimonial evidence dated February 14, 2017 and provided documentary evidence on February 16.

On August 18, 2017, the Court issued a final judgment accepting in part the tax claims filed against Settlements No. 10 and 11 and Resolution No. 50, confirming the years of useful life determined by the IRS in the actions claimed but stating that VCT had the right to depreciate its assets in an accelerated manner.

On September 8, 2017, the Company filed an appeal resource against the final verdict. On February 5, 2018, the allegations were made, remaining the cause in agreement.

On April 18, 2018, the Court of Appeals of Santiago issued a judgment rejecting the appeal. However, note that a dissenting vote exists which indicated the possibility of accepting the Company’s tax claim.

Against the second instance judgment, an appeal in cessation in the substance of the case on May 7 of the present year. On July 19, 2018, the appeal was submitted to the Supreme Court appearing the Company on the following day, June 20

Through the present date, the appeal is listed and awaiting the schedule of the hearing for the allegations from September 10, 2018, which means the admissibility test has accepted it for processing.

Our external advisors in this process consider that despite an unfavorable first and second instance verdict, the Company’s position is sound with respect to its legal grounds and accordingly, the Company is confident that the Supreme Court will void such resolution supported, among other aspects, by the strong dissenting vote. Because of complexity of the Tax Claim process, the Company states that it is not feasible to provide an estimated date for the resolution of this conflict, nor its possible to provide an estimate of the financial impact associated with this lawsuit, as it is not possible to indicate the possibilities of a reimbursement of funds for this concept.

9)	The Internal Revenue Service, dated May 5, 2017, issued Resolution Ex.17.400 No. 47/2017, which declared approved the partial return of Provisional Payments for Absorbed Gains (PPAG) requested by the Company in Form N ° 22 for the 2016 Tax Year, which amounted to $ 1,958,820,533 and to non-returned differences of monthly provisional income tax payments for $ 4,831,102. In such resolution, the IRS authorized the return of only $ 1,407,315,131 remaining a pending refund for $ 556,336,501. The resolution is based on the impugnation of the useful life assigned by the Company to its ponds and to the rejection of certain items assigned to expense for 2016 tax year.

On August 23, 2017, the Company filed a Tax Claim against Resolution No. 47 before the 4th Tax and Customs Court of the Metropolitan Region.

On September 12, 2017, the Court filed a Tax Claim and transferred it to the Internal Revenue Service to answer. On October 7, 2017, the Internal Revenue Service evacuated the transfer, answering the claim.

To date, the Company is waiting for the test order to be issued establishing the substantial, pertinent and controversial facts of the case.

Our external advisors in this process consider that despite the existence of a first and second judgment unfavorable for the Company in the case, it has legal grounds which allow awaiting a favorable outcome from the Supreme Court. However, based on the recent filing of the tax claim, the Company states that it is not feasible to deliver an estimated date for the resolution of this conflict, nor its possible to provide an estimate of the financial impact associated with this litigious process, as it is not possible to indicate the possibilities of a reimbursement of funds for this concept.

10)	On April, 27, 2018, the Company was noticed of Subpoena No. 38 issued by the Servicios Impuestos Internos (Chilean IRS), which contains observations to the income tax return filed for commercial year 2014 (Tax Year 2015).

The Subpoena challenges the useful life and depreciation assigned to certain assets (reservoirs), acquired before or during commercial year 2014. This would result in an increase in the taxable basis of the corporate income tax for such period. This could trigger an order to reimburse by the Servicio de Impuestos Internos of refunds already made.

In its turn, the subpoena poses discrepancies with respect to the use of the expense of certain entries related to compensations for third parties, conventional employment indemnities and other expenses and expenditure. The expense challenged for such concepts would amount to Ch$1,118,796,000, which could not be considered as expense for the basis of the calculation of net taxable income for Tax Year 2015 and, which should be subject to the legal increase associated with the concept of non-deductible expense.

On June 28, 2018, the reply to the Subpoena was submitted, and supplemented on July 27 of the same year because of a new requirement for background from the regulator.

On August 24, 2018, tax Assessments Nos. 79 to 82 were issued and noticed via email on August 27 of the same year. The Tax Assessments have determined a gross tax payable for the concept of the reimbursement of Ch$461,072,737, which plus adjustments, fines and legal interests determined as of December 31, 2018, amount to Ch$1,136,971,937.

These Tax Assessments add the net taxable income determined by the taxpayer resulting from challenging the useful life and depreciation expense allocated to certain assets (reservoirs) acquired before or during the Commercial Year 2014, determining the new taxable income of Ch$5,544,471,722.

In its turn, it adds Ch$418,547,225 for certain items related to compensations from third parties associated with the taxable base of the tax under Article 21 of the Income Tax Law, which is the treatment for non-deductible expenses.

On December 28, 2018, the Court received the Tax Claim noticed it to the Chilean IRS to reply to it. The Court has not yet provided a reply.

Considering the arguments that have been indicated above, we believe sufficient legal arguments exist to believe the Courts of Justice will finally accept the Company’s position. It is not feasible to provide an estimated date for the resolution of this conflict and nor can we provide an estimate of the financial impact associated with this process. Finally, it is not possible to indicate the possibilities of a reimbursement of funds for this concept.

11)	In 2016, the Colombian company Conservas y Vinos S.EN C sued Viña Concha y Toro y José Canepa y Cia Limitada for damages due to termination of the distribution contract in Colombia.

The claim was filed before the 13th Civil Court of Orality Circuit in Bogota.

In May 2017, the Parties were summoned to reconciliation and to an initial interrogation hearing of the Parties. In conformity with the Colombian law, the Court has 1 year to provide the judgment. Because such period elapsed without all the procedural steps performed, the case file was sent to the 14th Court for acknowledgment and filing. In accordance with the law, the Court has a term of 6 days to provide a judgment. An appeal can be filed against this judgment.

The amount claimed is 2,532,511,000 Colombian pesos (equivalent to $ 531,827,310 as of December 31, 2018). In the opinion of both Chilean and Colombian lawyers, there are reasonable and solid arguments to support the defense of this case.

In its turn, the Company notes that it is not possible to provide an estimate of the financial impact associated with this litigation and nor it is possible to indicate the possibilities for the reimbursement of funds for such concept.

12)	On August 1, 2015, Viña Concha y Toro S.A. and Josien Holding Limited for the Nigeria territory, enter into a distribution contract which establishes the Chilean law as the applicable law and Chilean arbitration courts in conformity with the International Arbitration Rules issued by the Santiago Chamber of Commerce.

Throughout the business relationship the distributor did not comply with the contractual obligations, specifically the goals agreed through the Annual Trading Plan and maintaining minimum inventory levels. Subsequent to a number of requests from the customer that such situation be remediated without this being resolved, on April 20, 2017, a contract termination letter was sent based on contract breach.

The customer filed a lawsuit with the Nigerian courts without this being formally noticed through the present date. This lawsuit requests compensation of US$3,000,000 (equivalent to Ch$2,084,310,000 as of December 31, 2018). Note that the plaintiff should prove the damages as the Nigerian law does not contemplate the payment of compensation for the termination of a business relationship.

Despite the fact that through the present date there is no formal notice of the lawsuit, Viña Concha y Toro has adopted an active position on this proceeding. An arbitration claim was filed in Chile against Josien Holding Limited requesting compensation for damages of US$ 10,000,000 (equivalent to Ch$6,947,700.00 as of December 31, 2018). In addition, a legal action was filed associated with a preventive prelegal action with the Nigerian courts alleging the lack of jurisdiction and competence to receive the case. The prelegal action was filed with the Court on November 7, 2018 and the date of the review of the case is February 4, 2019.

In the opinion of both the Chilean and Nigerian legal advisors, reasonable and sound arguments exist for the court to fully accept the prelegal action and the Court to declare itself incompetent. In the event that the Court makes the decision to review the substance of the case, reasonable and sound arguments are believed to exist for the court to rule against the plaintiff.

The Company, in turn, considers that an eventual disbursement for this concept is remote and points out that it is not feasible to deliver an estimated date for the resolution of this conflict, nor it is possible to indicate the possibilities of a reimbursement of funds for this concept.

13)	As of December 31, 2018, there are no other litigations or probable litigation, judicial or extrajudicial, tax matters, such as encumbrances of any nature that have an actual probability of affecting the financial statements of Viña Concha y Toro S.A.